Note 21 - Loan Notes (Details Textual) - USD ($) $ in Millions	Feb. 02, 2023	Jun. 30, 2024	Dec. 31, 2022	Jun. 23, 2017
Statement Line Items [Line Items]
Borrowings, interest rate				7.25%
Notional amount		$ 20	$ 12
Solar loan notes, February 2, 2023 [member]
Statement Line Items [Line Items]
Borrowings, interest rate	9.50%
Borrowings, term (Year)	3 years
Notional amount	$ 7	$ 9